DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) MMBoe in Thousands, MMBTU in Thousands, $ in Millions	Dec. 31, 2024 USD ($) T MMBTU MMBoe	Dec. 31, 2023 USD ($) T MMBTU MMBoe
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 19,147	$ 19,460
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,868	5,518
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	668	696
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 13,611	$ 13,246
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | MMBoe	0	15,140
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | MMBTU	69,080	49,390
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	74,193,000,000	79,644,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	1,908,000,000	2,300,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	22,214,000,000	25,451,000,000